SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of earnings per share basic and diluted
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Net Loss	$(15,417,516)	$(340,707)	$(16,464,681)	$(806,837)
Series A Preferred Stock Dividends	2,500	2,500	5,000	5,000
Net Loss Available to Common Stockholders and Assumed Conversions	$(15,420,016)	$(343,207)	$(16,469,681)	$(811,837)

Weighted Average Shares - Basic	9,321,995	5,207,026	8,893,718	5,125,482
Shares Issuable Upon Conversion of 8% Senior Secured Convertible Promissory Notes	-	-	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series A	-	-	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series B	-	-	-	-
Weighted Average Shares - Diluted	9,321,995	5,207,026	8,893,718	5,125,482
Net Loss Per Common Share:
Basic	$(1.65)	$(0.07)	$(1.85)	$(0.16)
Diluted	$(1.65)	$(0.07)	$(1.85)	$(0.16)